LAND USE RIGHTS, NET (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Finite-Lived Intangible Assets [Line Items]
Land use rights	¥ 674,173,731		¥ 639,222,396
Less: accumulated amortization	(76,251,281)		(64,277,210)
Land use rights, net	597,922,450		574,945,186		$ 85,886,186
Amortization of land use rights	11,974,071	$ 1,719,968	11,042,735	¥ 8,935,579
Estimated future amortization expense	12,688,472
Land use rights pledged	171,927,583		131,554,095
Gain on disposal of land use right	¥ 0	$ 0	¥ 315,735	¥ 0
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Period of land use rights	50 years	50 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Period of land use rights	70 years	70 years